Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2019
Payable taxes and other accrued expenses
Schedule of tax payable and other accrued expenses

	December 31,
	2019		2018		2017
Accrued expenses	Ps.	202,363	Ps.	166,588	Ps.	145,123
Taxes payable other than income tax		345,461		308,345		220,524
Accrued interest		42,438		40,227		69,125
	Ps.	590,262	Ps.	515,160	Ps.	434,772